Finance costs	12 Months Ended
Dec. 31, 2017
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Finance costs

6. Finance costs

	2017 $m	2016 $m	2015 $m
Financial income
Interest income on deposits	1	3	2
Interest income on loans and receivables	3	3	3

	4	6	5

Financial expenses
Interest expense on borrowings	69	74	74
Finance charge payable under finance leases	20	20	20
Capitalised interest	—	(1)	(2)

	89	93	92

Interest income and expense relate to financial assets and liabilities held at amortised cost, calculated using the effective interest rate method.

Included within interest expense is $7m (2016: $3m, 2015: $2m) payable to the IHG Rewards Club loyalty programme relating to interest on the accumulated balance of cash received in advance of the redemption of points awarded.

The rate used for capitalisation of interest was 3.0% (2016: 3.8%, 2015: 3.4%).